Concentration and Risk - Schedule of Customer Concentration Risk (Details)	6 Months Ended					12 Months Ended						18 Months Ended
	Dec. 31, 2025	Jun. 30, 2025		Jun. 30, 2024		Jun. 30, 2025		Jun. 30, 2024		Jun. 30, 2023		Dec. 31, 2025		Dec. 31, 2024
Customer Concentration Risk [Member] | Customer F [Member] | Revenue [Member]
Schedule of Customer Concentration Risk [Line Items]
Concentration risk percentage						13.00%			[1]		[1]
Customer Concentration Risk [Member] | Customer F [Member] | Accounts Receivable [Member]
Schedule of Customer Concentration Risk [Line Items]
Concentration risk percentage	10.00%	14.00%
Customer Concentration Risk [Member] | Customer I [Member] | Revenue [Member]
Schedule of Customer Concentration Risk [Line Items]
Concentration risk percentage						13.00%			[1]		[1]
Customer Concentration Risk [Member] | Customer I [Member] | Accounts Receivable [Member]
Schedule of Customer Concentration Risk [Line Items]
Concentration risk percentage							[1]	11.00%
Customer Concentration Risk [Member] | Customer I [Member] | Contract Liabilities [Member]
Schedule of Customer Concentration Risk [Line Items]
Concentration risk percentage	31.00%
Customer Concentration Risk [Member] | Customer A [Member] | Revenue [Member]
Schedule of Customer Concentration Risk [Line Items]
Concentration risk percentage						12.00%		16.00%		16.00%			[2]	21.00%
Customer Concentration Risk [Member] | Customer A [Member] | Accounts Receivable [Member]
Schedule of Customer Concentration Risk [Line Items]
Concentration risk percentage						29.00%		26.00%
Customer Concentration Risk [Member] | Customer B [Member] | Revenue [Member]
Schedule of Customer Concentration Risk [Line Items]
Concentration risk percentage							[1]	10.00%			[1]		[2]	21.00%
Customer Concentration Risk [Member] | Customer B [Member] | Accounts Receivable [Member]
Schedule of Customer Concentration Risk [Line Items]
Concentration risk percentage							[1]	12.00%
Customer Concentration Risk [Member] | Customer C [Member] | Revenue [Member]
Schedule of Customer Concentration Risk [Line Items]
Concentration risk percentage							[1]		[1]	21.00%			[2]	11.00%
Customer Concentration Risk [Member] | Customer C [Member] | Accounts Receivable [Member]
Schedule of Customer Concentration Risk [Line Items]
Concentration risk percentage		29.00%					[1]	10.00%
Customer Concentration Risk [Member] | Customer D [Member] | Revenue [Member]
Schedule of Customer Concentration Risk [Line Items]
Concentration risk percentage							[1]		[1]	18.00%			[2]	10.00%
Customer Concentration Risk [Member] | Customer D [Member] | Contract Liabilities [Member]
Schedule of Customer Concentration Risk [Line Items]
Concentration risk percentage	38.00%
Customer Concentration Risk [Member] | Customer E [Member] | Revenue [Member]
Schedule of Customer Concentration Risk [Line Items]
Concentration risk percentage							[1]		[1]	11.00%		46.00%			[2]
Customer Concentration Risk [Member] | Customer E [Member] | Accounts Receivable [Member]
Schedule of Customer Concentration Risk [Line Items]
Concentration risk percentage		14.00%
Customer Concentration Risk [Member] | Customer E [Member] | Contract Liabilities [Member]
Schedule of Customer Concentration Risk [Line Items]
Concentration risk percentage						60.00%
Customer Concentration Risk [Member] | Customer G [Member] | Accounts Receivable [Member]
Schedule of Customer Concentration Risk [Line Items]
Concentration risk percentage	65.00%					14.00%			[1]
Customer Concentration Risk [Member] | Customer G [Member] | Contract Liabilities [Member]
Schedule of Customer Concentration Risk [Line Items]
Concentration risk percentage						60.00%			[1]
Customer Concentration Risk [Member] | Customer M [Member] | Accounts Receivable [Member]
Schedule of Customer Concentration Risk [Line Items]
Concentration risk percentage						14.00%			[1]
Customer Concentration Risk [Member] | Customer H [Member] | Accounts Receivable [Member]
Schedule of Customer Concentration Risk [Line Items]
Concentration risk percentage							[1]	17.00%
Customer Concentration Risk [Member] | Customer H [Member] | Contract Liabilities [Member]
Schedule of Customer Concentration Risk [Line Items]
Concentration risk percentage						40.00%
Customer Concentration Risk [Member] | Customer N [Member] | Contract Liabilities [Member]
Schedule of Customer Concentration Risk [Line Items]
Concentration risk percentage						40.00%			[1]
Customer Concentration Risk [Member] | Customer J [Member] | Contract Liabilities [Member]
Schedule of Customer Concentration Risk [Line Items]
Concentration risk percentage	23.00%						[1]	32.00%
Customer Concentration Risk [Member] | Customer K [Member] | Contract Liabilities [Member]
Schedule of Customer Concentration Risk [Line Items]
Concentration risk percentage							[1]	30.00%
Customer Concentration Risk [Member] | Customer L [Member] | Contract Liabilities [Member]
Schedule of Customer Concentration Risk [Line Items]
Concentration risk percentage							[1]	25.00%
Supplier Concentration Risk [Member] | Supplier J [Member] | Cost of Revenue [Member]
Schedule of Customer Concentration Risk [Line Items]
Concentration risk percentage						11.00%			[1]		[1]
Supplier Concentration Risk [Member] | Supplier J [Member] | Advance to Suppliers [Member]
Schedule of Customer Concentration Risk [Line Items]
Concentration risk percentage	19.00%		[1]	19.00%
Supplier Concentration Risk [Member] | Supplier A [Member] | Cost of Revenue [Member]
Schedule of Customer Concentration Risk [Line Items]
Concentration risk percentage							[1]	23.00%		10.00%				12.00%
Supplier Concentration Risk [Member] | Supplier B [Member] | Cost of Revenue [Member]
Schedule of Customer Concentration Risk [Line Items]
Concentration risk percentage							[1]	16.00%			[1]			12.00%
Supplier Concentration Risk [Member] | Supplier B [Member] | Accounts Payable [Member]
Schedule of Customer Concentration Risk [Line Items]
Concentration risk percentage							[1]	35.00%
Supplier Concentration Risk [Member] | Supplier C [Member] | Cost of Revenue [Member]
Schedule of Customer Concentration Risk [Line Items]
Concentration risk percentage							[1]	10.00%		18.00%				10.00%
Supplier Concentration Risk [Member] | Supplier C [Member] | Accounts Payable [Member]
Schedule of Customer Concentration Risk [Line Items]
Concentration risk percentage	12.00%					19.00%			[1]
Supplier Concentration Risk [Member] | Supplier D [Member] | Cost of Revenue [Member]
Schedule of Customer Concentration Risk [Line Items]
Concentration risk percentage							[1]		[1]	20.00%		20.00%
Supplier Concentration Risk [Member] | Supplier D [Member] | Advance to Suppliers [Member]
Schedule of Customer Concentration Risk [Line Items]
Concentration risk percentage			[1]	23.00%
Supplier Concentration Risk [Member] | Supplier E [Member] | Cost of Revenue [Member]
Schedule of Customer Concentration Risk [Line Items]
Concentration risk percentage							[1]		[1]	17.00%		10.00%
Supplier Concentration Risk [Member] | Supplier E [Member] | Advance to Suppliers [Member]
Schedule of Customer Concentration Risk [Line Items]
Concentration risk percentage			[1]	12.00%
Supplier Concentration Risk [Member] | Supplier F [Member] | Cost of Revenue [Member]
Schedule of Customer Concentration Risk [Line Items]
Concentration risk percentage							[1]		[1]	10.00%
Supplier Concentration Risk [Member] | Supplier F [Member] | Advance to Suppliers [Member]
Schedule of Customer Concentration Risk [Line Items]
Concentration risk percentage	40.00%					55.00%
Supplier Concentration Risk [Member] | Supplier F [Member] | Accounts Payable [Member]
Schedule of Customer Concentration Risk [Line Items]
Concentration risk percentage	17.00%	19.00%
Supplier Concentration Risk [Member] | Supplier M [Member] | Advance to Suppliers [Member]
Schedule of Customer Concentration Risk [Line Items]
Concentration risk percentage		55.00%			[1]
Supplier Concentration Risk [Member] | Supplier N [Member] | Advance to Suppliers [Member]
Schedule of Customer Concentration Risk [Line Items]
Concentration risk percentage		18.00%			[1]
Supplier Concentration Risk [Member] | Supplier O [Member] | Advance to Suppliers [Member]
Schedule of Customer Concentration Risk [Line Items]
Concentration risk percentage		14.00%			[1]
Supplier Concentration Risk [Member] | Supplier P [Member] | Advance to Suppliers [Member]
Schedule of Customer Concentration Risk [Line Items]
Concentration risk percentage		11.00%			[1]
Supplier Concentration Risk [Member] | Supplier I [Member] | Advance to Suppliers [Member]
Schedule of Customer Concentration Risk [Line Items]
Concentration risk percentage			[1]	22.00%		11.00%
Supplier Concentration Risk [Member] | Supplier K [Member] | Advance to Suppliers [Member]
Schedule of Customer Concentration Risk [Line Items]
Concentration risk percentage			[1]	10.00%
Supplier Concentration Risk [Member] | Supplier H [Member] | Advance to Suppliers [Member]
Schedule of Customer Concentration Risk [Line Items]
Concentration risk percentage	11.00%					14.00%
Supplier Concentration Risk [Member] | Supplier H [Member] | Accounts Payable [Member]
Schedule of Customer Concentration Risk [Line Items]
Concentration risk percentage		10.00%				16.00%		11.00%
Supplier Concentration Risk [Member] | Supplier Q [Member] | Accounts Payable [Member]
Schedule of Customer Concentration Risk [Line Items]
Concentration risk percentage						10.00%			[1]
Supplier Concentration Risk [Member] | Supplier L [Member] | Accounts Payable [Member]
Schedule of Customer Concentration Risk [Line Items]
Concentration risk percentage							[1]	22.00%
Supplier Concentration Risk [Member] | Supplier G [Member] | Advance to Suppliers [Member]
Schedule of Customer Concentration Risk [Line Items]
Concentration risk percentage						18.00%
Supplier Concentration Risk [Member] | Supplier G [Member] | Accounts Payable [Member]
Schedule of Customer Concentration Risk [Line Items]
Concentration risk percentage	14.00%	16.00%					[1]	12.00%

[1]	Represented the percentage below 10%
[2]	Represented the percentage below 10%